Transactions with Related Parties, Pavimar (Details)	6 Months Ended	8 Months Ended	22 Months Ended
	Dec. 31, 2022 USD ($) Vessel $ / d	Aug. 31, 2020 $ / d	Jun. 30, 2022 $ / d	Dec. 31, 2021 USD ($) Vessel
Transactions with Related Parties [Abstract]
Due to related party - current	$ 0			$ 4,507,569
Due from related party - non-current	5,222,572			810,437
Due from related party - current	2,995,682			0
Pavimar [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d		500
Due to related party - current	0			3,909,885
Due from related party - non-current	0			810,437
Due from related party - current	$ 2,664,976			$ 0
Pavimar [Member] | Technical Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d	600		600
Due to related party - current	$ 259,100
Pavimar [Member] | Subcontracted Management Agreements [Member]
Transactions with Related Parties [Abstract]
Number of vessels under technical management | Vessel	4			12
Working capital guarantee deposits				$ 1,568,689
Due to related party - current				758,252
Due from related party - non-current				$ 810,437
Due from related party - current	$ 258,252
Pavimar [Member] | Subcontracted Management Agreements [Member] | Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Number of vessels under technical management | Vessel	3			3
Pavimar [Member] | Subcontracted Management Agreements [Member] | Tanker Vessels [Member]
Transactions with Related Parties [Abstract]
Number of vessels under technical management | Vessel	1			9
Pavimar [Member] | Working Capital Advances [Member]
Transactions with Related Parties [Abstract]
Due to related party - current				$ 4,668,137
Due from related party - current	$ 2,665,824